Note 26 - Provisions - Changes in Provisions (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Statement Line Items [Line Items]
Balance	R$ 599.2
Effect of changes in foreign	(23.7)
Additions	685.6
Provisions used and reversed	(528.5)
Other movements	(251.6)	[1]
Balance	481.0
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Balance	137.8
Effect of changes in foreign
Additions	195.6
Provisions used and reversed	(151.1)
Other movements		[1]
Balance	182.3
Provision for income tax [member]
Statement Line Items [Line Items]
Balance	169.3
Effect of changes in foreign	1.2
Additions	181.8
Provisions used and reversed	(100.7)
Other movements	(251.6)	[1]
Balance
Provisions for labor [member]
Statement Line Items [Line Items]
Balance	118.2
Effect of changes in foreign	(4.4)
Additions	193.1
Provisions used and reversed	(186.8)
Other movements		[1]
Balance	120.1
Legal proceedings provision [member]
Statement Line Items [Line Items]
Balance	54.9
Effect of changes in foreign	(2.8)
Additions	66.0
Provisions used and reversed	(54.1)
Other movements		[1]
Balance	64.0
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Balance	110.2
Effect of changes in foreign	(18.5)
Additions	49.1
Provisions used and reversed	(34.9)
Other movements		[1]
Balance	105.9
Total contingent provisions [member]
Statement Line Items [Line Items]
Balance	590.4
Effect of changes in foreign	(24.5)
Additions	685.6
Provisions used and reversed	(527.6)
Other movements	(251.6)	[1]
Balance	472.3
Restructuring provision [member]
Statement Line Items [Line Items]
Balance	8.8
Effect of changes in foreign	0.8
Additions
Provisions used and reversed	(0.9)
Other movements		[1]
Balance	R$ 8.7

[1]	Refers to the adoption of IFRIC 23 - Uncertainty over Income Tax Treatments, as described in Note 3 - Summary of significant accounting policy.